Annual Operating Expenses {- Asset Manager: Growth Portfolio} - 02.28 VIP Asset Manager: Growth Portfolio Initial, Service, Service 2 PRO-12 - Asset Manager: Growth Portfolio	Apr. 30, 2022
VIP Asset Manager: Growth Portfolio-Initial VIP
Operating Expenses:
Management fee	0.52%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.15%
Acquired fund fees and expenses	0.01%
Total annual operating expenses	0.68%	[1]
VIP Asset Manager: Growth Portfolio-Service VIP
Operating Expenses:
Management fee	0.52%
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	0.15%
Acquired fund fees and expenses	0.01%
Total annual operating expenses	0.78%	[1]
VIP Asset Manager: Growth Portfolio-Service 2 VIP
Operating Expenses:
Management fee	0.52%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.15%
Acquired fund fees and expenses	0.01%
Total annual operating expenses	0.93%	[1]

[1]	(a)Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.